Available-for-Sale Debt Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Cantor Equity Partners, Inc. [Member]
Available-for-Sale Debt Securities [Line Items]
Available-for-Sale Debt Securities

Note 6—Available-for-Sale Debt Securities

The following tables present the amortized cost, gross unrealized gains (losses), fair value and other information for the available-for-sale debt securities held in the Trust Account:

September 30, 2025	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1) (2)	$105,286,044	$33,801	$(18,771)	$105,301,074

December 31, 2024	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1) (2)	$101,881,727	$177,761	$(83,125)	$101,976,363

(1)	Contractual maturities are one year or less.
(2)	No debt securities were in an unrealized loss position.

The Company did not have any sales of its available-for-sale debt securities during the three and nine months ended September 30, 2025 and 2024.

Note 6 — Available-for-Sale Debt Securities

The following table presents the amortized cost, gross unrealized gains (losses), fair value and other information for the available-for-sale debt securities held in the Trust Account:

December 31, 2024	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1)(2)	$101,881,727	$177,761	$(83,125)	$101,976,363
(1)	Contractual maturities are one year or less.

(2)	No debt securities were in an unrealized loss position.

The Company did not have any sales of its available-for-sale debt securities during the year ended December 31, 2024.